Shareholder Report, Average Annual Return (Details) 192618_MUFG Japan Small Cap Active ETF_TF_TSR Annual {TF}	12 Months Ended
	Aug. 31, 2026	Aug. 31, 2026
MUFG Japan Small Cap Active ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MUFG Japan Small Cap Active ETF NAV
Average Annual Return, Percent		23.46%
MSCI JAPAN SMALL CAP Index Gross (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI JAPAN SMALL CAP Index Gross (USD)
Average Annual Return, Percent		21.30%
MSCI EAFE Index Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index Net (USD)
Average Annual Return, Percent		19.40%